UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ----------

                           TEMPLETON CHINA WORLD FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                          ---------------
Date of fiscal year end: 8/31
                        -------

Date of reporting period:  2/28/09
                          ---------

ITEM 1. REPORTS TO STOCKHOLDERS.


FEBRUARY 28, 2009

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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                                    (GRAPHIC)

INTERNATIONAL

                                    TEMPLETON
                                CHINA WORLD FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--
                            Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that
                            has helped us become one of the most trusted names
                            in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Templeton China World Fund ................................................    3
Performance Summary .......................................................    7
Your Fund's Expenses ......................................................   10
Financial Highlights and Statement of Investments .........................   12
Financial Statements ......................................................   20
Notes to Financial Statements .............................................   24
Shareholder Information ...................................................   33

Shareholder Letter

Dear Shareholder:

During the six months ended February 28, 2009, global financial turmoil and a high degree of uncertainty clouded prospects for the world economy. Although economic growth slowed in China due to falling exports and manufacturing output, the country remained one of the world's fastest-growing major economies. To foster growth, the Chinese government launched an ambitious stimulus package that boosted bank lending and investor sentiment in the country's domestic stock markets toward period-end.

Although the recent environment is bound to provoke great concern, we believe it is important to put short-term market developments in perspective. Keep in mind that as daunting as current conditions may be, we have navigated through other periods of high market volatility, such as global stock markets' severe declines of 1987 and the Asian financial crisis of 1997. We remain committed to our long-term perspective and our value investment philosophy. Therefore, we view recent declines as potential opportunities to find bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us reason to be optimistic about the potential for future market stabilization and recovery.

Templeton China World Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and a discussion about investment management decisions. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1
find helpful financial planning tools. We hope you will take advantage of these online services.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 50 years ago. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Mark Mobius
Mark Mobius
Executive Chairman
Templeton Asset Management Ltd.

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF FEBRUARY 28, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Templeton China World Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton China World Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies," as defined in the Fund's prospectus.

This semiannual report for Templeton China World Fund covers the period ended February 28, 2009.

PERFORMANCE OVERVIEW

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

For the six months under review, Templeton China World Fund - Class A had a -36.02% cumulative total return. The Fund performed better than its benchmark, the Morgan Stanley Capital International (MSCI) Golden Dragon Index, which had a -38.30% cumulative total return for the same period.(1)

Also for comparison, the Standard & Poor's/International Finance Corporation (S&P/IFC) Investable China Index had a -22.32% cumulative total return for the six months ended February 28, 2009.(2) In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary beginning on page 7. For example, for the 10-year period ended February 28, 2009, the Fund's Class A shares delivered a +267.63% cumulative total return, compared with the MSCI Golden Dragon Index's +37.00% cumulative total return for the same period.(3) Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI Golden Dragon Index is an aggregate of the MSCI Hong Kong Index, the MSCI China Free Index and the MSCI Taiwan@65% Index. The MSCI Taiwan Index has an inclusion weight at 65% of its market capitalization in the MSCI index series.

(2.) Source: (C) 2009 Morningstar. The S&P/IFC Investable China Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of equity securities in China.

(3.) Source: (C) 2009 Morningstar. As of 2/28/09, the Fund's Class A 10-year average annual total return not including sales charges was +13.90%, compared with the +3.20% 10-year average annual total return for the MSCI Golden Dragon Index.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                              Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/09*

                                  (BAR CHART)

China       62.2%
Hong Kong   22.4%
Taiwan      14.7%
Cambodia     0.4%
Singapore    0.2%
Germany      0.1%

*    Short-term investments and other net assets = 0.0%

ECONOMIC AND MARKET OVERVIEW

The past six months have been one of the most volatile periods since the Fund's inception. Extreme risk aversion led to evaporation of liquidity, tight credit conditions, problems for companies with highly leveraged finance models, and high volatility in global stock markets. Recognizing the severity of the credit crunch, governments in the greater China region implemented fiscal stimuli and loosened monetary policies to support their domestic economies and ease liquidity conditions. In November, China unveiled an unprecedented US$586 billion stimulus package, which focused on infrastructure development and social welfare. Taiwan and Hong Kong also announced fiscal measures aimed at supporting their domestic economies. Our experience has led us to believe the recent fall is part of a natural bull and bear market cycle. In emerging markets we have found that, in the past, bull markets have lasted longer than bear markets and bull markets have tended to more than recover the losses of the previous bear markets. Please remember, historical performance is no guarantee of future results. In this environment, stock markets in the greater China region, as represented by the MSCI Golden Dragon Index, had a -38.30% total return in U.S. dollar terms and performed better than their global counterparts.(1)

Although China's gross domestic product growth slowed in 2008 -- 9.0% year-over-year in 2008 compared with 13.0% in 2007 -- the country remained one of the fastest-growing major economies in the world and has a 8.0% growth target for 2009.(4) In addition to launching the stimulus package, the Chinese central bank slashed its borrowing and lending interest rates and reduced cash reserve requirements to boost liquidity in the financial system and spur lending. China's US$1.95 trillion foreign reserves, the highest in the world at the end of 2008, provided the country with ample resources to support its domestic economy.(5) Moreover, strong credit growth and improvement in the Purchasing Managers Index in early 2009 signaled what we considered a possible bottoming in the struggling manufacturing sector and provided investors reasons to be optimistic about the country's economic development.(6)

(4.) Source: National Bureau of Statistics, China.

(5.) Source: Ministry of Commerce, China.

(6.) The Purchasing Managers Index measures the health of the manufacturing sector by surveying purchasing managers for data about new orders, production, employment, deliveries and inventory.


                             4 | Semiannual Report

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to construct an action list from which we make our buy decisions. We also consider a company's price/earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

For the six months under review, among the most significant detractors from the Fund's absolute performance were energy holdings: Sinopec (China Petroleum and Chemical Corp.), the country's largest integrated energy and chemical company, PetroChina, the country's largest oil and gas company in terms of reserves, and CNOOC, China's premier offshore oil and gas exploration and production company. These stocks suffered significant price declines during the reporting period because of commodity price corrections and concerns of lower demand in a slowing global growth environment. Although we trimmed their positions to meet funding requirements, we held a positive longer-term outlook on energy companies and on the energy sector, which we believe could offer attractively valued investment opportunities. Despite negative impact from lower commodity prices, many energy companies were still profitable at recent price levels. Although significantly down from their peaks, commodity prices, we believe, could trend upward over the long term partly because of continued demand for oil and gas from emerging markets and the commodities' relatively inelastic supply.

On the other hand, key contributors to the Fund's absolute performance during this review period included Chinese holdings BYD, a major rechargeable battery and electric car manufacturer, Chongqing Changan Automobile, a leading car manufacturer, and China Huiyuan Juice Group, a leading fruit and vegetable juice producer. We sold the Fund's BYD holding by period-end after MidAmerican Energy Holdings, a subsidiary of Warren Buffet's Berkshire Hathaway, announced its plans to invest in the company, which pushed BYD's stock price beyond what we considered fair value. Chongqing Changan Automobile's plans to spend US$117 million to buy back its Shenzhen B shares drove up its stock price.(7) The Coca-Cola Company's interest in acquiring China Huiyuan Juice Group led that stock price to surge during the reporting period.

TOP 10 EQUITY HOLDINGS
2/28/09

COMPANY                                           % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                          NET ASSETS
------------------------                          ----------
China Mobile Ltd.                                    10.1%
   WIRELESS TELECOMMUNICATION SERVICES, CHINA
Dairy Farm International Holdings Ltd.               10.0%
   FOOD & STAPLES RETAILING, HONG KONG
CNOOC Ltd.                                            7.7%
   OIL, GAS & CONSUMABLE FUELS, CHINA
Sinopec (China Petroleum and Chemical Corp.), H       7.3%
   OIL, GAS & CONSUMABLE FUELS, CHINA
PetroChina Co. Ltd., H                                5.9%
   OIL, GAS & CONSUMABLE FUELS, CHINA
TSMC (Taiwan Semiconductor
   Manufacturing Co. Ltd.)                            4.7%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, TAIWAN
Cheung Kong Infrastructure Holdings Ltd.              4.5%
   ELECTRIC UTILITIES, HONG KONG
China Shenhua Energy Co. Ltd., H                      3.8%
   OIL, GAS & CONSUMABLE FUELS, CHINA
China Construction Bank Corp., H                      3.7%
   COMMERCIAL BANKS, CHINA
Hopewell Holdings Ltd.                                3.7%
   REAL ESTATE MANAGEMENT & DEVELOPMENT,
   HONG KONG

(7.) "Shenzhen B" denotes shares of China-incorporated, Shenzhen-listed companies that are traded in Hong Kong dollars.


                              Semiannual Report | 5

We sold a number of holdings during this review period, as stocks reached sale price targets and we raised funds for income and capital gains distributions in 2008. As a result of the sales, the Fund's investments in diversified banking companies fell. We also in turn reduced the Fund's exposure to Taiwan, Hong Kong and China via Hong Kong-listed China H and Red Chip shares.(8) Major sales included shares of Chinese holdings PetroChina, commercial bank China Construction Bank and wireless telecommunication services provider China Mobile.

During the reporting period, we increased the Fund's holdings in consumer-related sectors that included life and health insurance, brewing, and Internet software and services companies. Some key investments included Chinese holdings China Life Insurance, a leading life insurance company, Yantai Changyu Pioneer Wine, one of the country's largest wine manufacturers, and Shanda Interactive Entertainment, an online game operator and publisher. We believe the long-term outlook for consumerism remains attractive due to relatively higher per-capita income growth and continued demand for consumer goods and services in the greater China region.

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

(PHOTO OF MARK MOBIUS)


/s/ Mark Mobius
Mark Mobius
Executive Chairman
Templeton Asset Management Ltd.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(8.) "China H" denotes shares of China-incorporated, Hong Kong-listed companies with most businesses in China. "Red Chip" denotes shares of Hong Kong-listed companies with significant exposure to China. China H and Red Chip shares are traded on the Hong Kong Stock Exchange.


                              6 | Semiannual Report

Performance Summary as of 2/28/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TCWAX)                     CHANGE   2/28/09   8/31/08
-----------------------                    -------   -------   -------
Net Asset Value (NAV)                      -$15.43    $19.35    $34.78
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.3029
Short-Term Capital Gain          $0.5143
Long-Term Capital Gain           $2.4917
   TOTAL                         $3.3089

CLASS B (SYMBOL: TCWBX)                     CHANGE   2/28/09   8/31/08
-----------------------                    -------   -------   -------
Net Asset Value (NAV)                      -$15.14    $19.30    $34.44
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.0145
Short-Term Capital Gain          $0.5143
Long-Term Capital Gain           $2.4917
   TOTAL                         $3.0205

CLASS C (SYMBOL: TCWCX)                     CHANGE   2/28/09   8/31/08
-----------------------                    -------   -------   -------
Net Asset Value (NAV)                      -$15.09    $19.20    $34.29
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.0247
Short-Term Capital Gain          $0.5143
Long-Term Capital Gain           $2.4917
   TOTAL                         $3.0307

ADVISOR CLASS (SYMBOL: TACWX)               CHANGE   2/28/09   8/31/08
-----------------------------              -------   -------   -------
Net Asset Value (NAV)                      -$15.62    $19.41    $35.03
DISTRIBUTIONS (9/1/08-2/28/09)
Dividend Income                  $0.4348
Short-Term Capital Gain          $0.5143
Long-Term Capital Gain           $2.4917
   TOTAL                         $3.4408


                              Semiannual Report | 7

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------          -------   -------   ---------
Cumulative Total Return(2)               -36.02%          -44.53%   +25.93%   +267.63%
Average Annual Total Return(3)           -39.69%          -47.72%    +3.49%    +13.23%
Value of $10,000 Investment(4)          $ 6,031          $ 5,228   $11,869   $ 34,649
Avg. Ann. Total Return (3/31/09)(5)                       -35.63%    +6.83%    +13.42%
   Total Annual Operating Expenses(6)             1.98%

CLASS B                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------          -------   -------   ---------
Cumulative Total Return(2)               -36.28%          -44.94%   +21.70%   +248.42%
Average Annual Total Return(3)           -38.52%          -46.87%    +3.66%    +13.29%
Value of $10,000 Investment(4)          $ 6,148          $ 5,313   $11,970   $ 34,842
Avg. Ann. Total Return (3/31/09)(5)                       -34.58%    +7.08%    +13.48%
   Total Annual Operating Expenses(6)             2.68%

CLASS C                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------          -------   -------   ---------
Cumulative Total Return(2)               -36.26%          -44.91%   +21.88%   +243.99%
Average Annual Total Return(3)           -36.80%          -45.40%    +4.04%    +13.15%
Value of $10,000 Investment(4)          $ 6,320          $ 5,460   $12,188   $ 34,399
Avg. Ann. Total Return (3/31/09)(5)                       -32.77%    +7.40%    +13.34%
   Total Annual Operating Expenses(6)             2.67%

ADVISOR CLASS                           6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------------                           -------          -------   -------   ---------
Cumulative Total Return(2)               -35.97%          -44.36%   +28.02%   +280.88%
Average Annual Total Return(3)           -35.97%          -44.36%    +5.06%    +14.31%
Value of $10,000 Investment(4)          $ 6,403          $ 5,564   $12,802   $ 38,088
Avg. Ann. Total Return (3/31/09)(5)                       -31.52%    +8.46%    +14.50%
   Total Annual Operating Expenses(6)             1.68%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                              8 | Semiannual Report

ENDNOTES

THE GOVERNMENT'S PARTICIPATION IN THE ECONOMY IS STILL HIGH AND, THEREFORE, THE FUND'S INVESTMENTS IN CHINA WILL BE SUBJECT TO LARGER REGULATORY RISK LEVELS COMPARED TO MANY OTHER COUNTRIES. IN ADDITION, SPECIAL RISKS ARE ASSOCIATED WITH INTERNATIONAL INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. ALSO, AS A NONDIVERSIFIED FUND INVESTING IN CHINA COMPANIES, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND MAY ALSO EXPERIENCE GREATER VOLATILITY THAN A FUND THAT IS MORE BROADLY DIVERSIFIED GEOGRAPHICALLY. IT IS DESIGNED FOR THE AGGRESSIVE PORTION OF A WELL-DIVERSIFIED PORTFOLIO. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Effective after the close of business on 8/8/03, Templeton China World
     Fund, Inc. (Closed-End Fund), was converted into an open-end fund in a transaction whereby the Closed-End Fund transferred all of its assets, subject to its liabilities, to the Fund in exchange for Advisor Class shares. Total return information is based upon the Closed-End Fund's performance (as calculated using net asset values, not market values), which has been restated to reflect all charges, fees and expenses currently applicable to the Fund and each class. The Closed-End Fund was offered without a sales charge and Rule 12b-1 fees. On 8/11/03, the Fund began offering Class A, B and C shares. For periods prior to 8/11/03, performance quotations are based upon the Closed-End Fund's performance restated to take into account all charges, fees and expenses applicable to the Fund and each class, including that class's current, applicable, maximum sales charge and Rule 12b-1 fees. Beginning on 8/11/03, actual class performance is used reflecting all charges, fees and expenses applicable to the Fund and each class.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report.


                              Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 9/1/08     VALUE 2/28/09   PERIOD* 9/1/08-2/28/09
                                           -----------------   -------------   ----------------------
CLASS A
Actual                                           $1,000          $  639.80             $ 8.42
Hypothetical (5% return before expenses)         $1,000          $1,014.53             $10.34

CLASS B
Actual                                           $1,000          $  637.20             $11.29
Hypothetical (5% return before expenses)         $1,000          $1,011.01             $13.86

CLASS C
Actual                                           $1,000          $  637.40             $11.29
Hypothetical (5% return before expenses)         $1,000          $1,011.01             $13.86

ADVISOR CLASS
Actual                                           $1,000          $  640.30             $ 7.28
Hypothetical (5% return before expenses)         $1,000          $1,015.92             $ 8.95

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 2.07%; B: 2.78%; C: 2.78%; and Advisor:
     1.79%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                             Semiannual Report | 11

Templeton China World Fund

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 2009  -------------------------------------------------------
                                                     (UNAUDITED)       2008        2007        2006        2005        2004
                                                  -----------------  --------    --------    --------    --------    -------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $  34.78       $  41.29    $  25.76    $  21.67    $  17.97    $ 14.89
                                                      --------       --------    --------    --------    --------    -------
Income from investment operations(a):
   Net investment income(b) ....................          0.18           0.34        0.37        0.29        0.43       0.21
   Net realized and unrealized gains (losses) ..        (12.30)         (4.47)      15.42        4.12        3.46       3.24
                                                      --------       --------    --------    --------    --------    -------
Total from investment operations ...............        (12.12)         (4.13)      15.79        4.41        3.89       3.45
                                                      --------       --------    --------    --------    --------    -------
Less distributions from:
   Net investment income .......................         (0.30)         (0.41)      (0.26)      (0.32)      (0.19)     (0.40)
   Net realized gains ..........................         (3.01)         (1.97)         --          --          --         --
                                                      --------       --------    --------    --------    --------    -------
Total distributions ............................         (3.31)         (2.38)      (0.26)      (0.32)      (0.19)     (0.40)
                                                      --------       --------    --------    --------    --------    -------
Redemption fees(c) .............................            --             --(d)       --(d)       --(d)       --(d)    0.03
                                                      --------       --------    --------    --------    --------    -------
Net asset value, end of period .................      $  19.35       $  34.78    $  41.29    $  25.76    $  21.67    $ 17.97
                                                      ========       ========    ========    ========    ========    =======
Total return(e) ................................        (36.02)%       (11.63)%     61.87%      20.65%      21.85%     23.80%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ....................................          2.07%          2.00%       2.04%       2.06%       2.08%      2.14%(h)
Net investment income ..........................          1.50%          0.86%       1.13%       1.10%       1.86%      1.09%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $206,565       $414,194    $519,266    $262,346    $111,193    $43,179
Portfolio turnover rate ........................          1.87%         10.37%      22.05%      12.96%       9.66%     30.82%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

(h) Ratio of expenses to average net assets, excluding payments by affiliate, was 2.30%.

   The accompanying notes are an integral part of these financial statements.


                             12 | Semiannual Report

Templeton China World Fund

                                                   SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 2009  --------------------------------------------------
                                                     (UNAUDITED)       2008       2007       2006       2005      2004
                                                  -----------------  -------    -------    -------    -------    ------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $ 34.44        $ 40.95    $ 25.53    $ 21.47    $ 17.84    $14.88
                                                      -------        -------    -------    -------    -------    ------
Income from investment operations(a):
   Net investment income(b) ....................         0.10           0.06       0.12       0.08       0.24      0.16
   Net realized and unrealized gains (losses) ..       (12.22)         (4.45)     15.36       4.15       3.51      3.16
                                                      -------        -------    -------    -------    -------    ------
Total from investment operations ...............       (12.12)         (4.39)     15.48       4.23       3.75      3.32
                                                      -------        -------    -------    -------    -------    ------
Less distributions from:
   Net investment income .......................        (0.01)         (0.15)     (0.06)     (0.17)     (0.12)    (0.39)
   Net realized gains ..........................        (3.01)         (1.97)        --         --         --        --
                                                      -------        -------    -------    -------    -------    ------
Total distributions ............................        (3.02)         (2.12)     (0.06)     (0.17)     (0.12)    (0.39)
                                                      -------        -------    -------    -------    -------    ------
Redemption fees(c) .............................           --             --(d)      --(d)      --(d)      --(d)   0.03
                                                      -------        -------    -------    -------    -------    ------
Net asset value, end of period .................      $ 19.30        $ 34.44    $ 40.95    $ 25.53    $ 21.47    $17.84
                                                      =======        =======    =======    =======    =======    ======
Total return(e) ................................       (36.28)%       (12.22)%    60.79%     19.87%     21.12%    22.95%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ....................................         2.78%          2.67%      2.69%      2.70%      2.73%     2.79%(h)
Net investment income ..........................         0.79%          0.19%      0.48%      0.46%      1.21%     0.44%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $ 7,077        $14,272    $20,066    $15,269    $12,264    $8,630
Portfolio turnover rate ........................         1.87%         10.37%     22.05%     12.96%      9.66%    30.82%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

(h) Ratio of expenses to average net assets, excluding payments by affiliate, was 2.95%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Templeton China World Fund

                                                   SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 2009  ------------------------------------------------------
                                                     (UNAUDITED)       2008        2007        2006        2005       2004
                                                  -----------------  --------    --------    --------    -------    -------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $ 34.29        $  40.79    $  25.48    $  21.49    $ 17.85    $ 14.88
                                                      -------        --------    --------    --------    -------    -------
Income from investment operations(a):
   Net investment income(b) ....................         0.09            0.07        0.15        0.13       0.29       0.12
   Net realized and unrealized gains (losses) ..       (12.15)          (4.42)      15.28        4.10       3.46       3.21
                                                      -------        --------    --------    --------    -------    -------
Total from investment operations ...............       (12.06)          (4.35)      15.43        4.23       3.75       3.33
                                                      -------        --------    --------    --------    -------    -------
Less distributions from:
   Net investment income .......................        (0.02)          (0.18)      (0.12)      (0.24)     (0.11)     (0.39)
   Net realized gains ..........................        (3.01)          (1.97)         --          --         --         --
                                                      -------        --------    --------    --------    -------    -------
Total distributions ............................        (3.03)          (2.15)      (0.12)      (0.24)     (0.11)     (0.39)
                                                      -------        --------    --------    --------    -------    -------
Redemption fees(c) .............................           --              --(d)       --(d)       --(d)      --(d)    0.03
                                                      -------        --------    --------    --------    -------    -------
Net asset value, end of period .................      $ 19.20        $  34.29    $  40.79    $  25.48    $ 21.49    $ 17.85
                                                      =======        ========    ========    ========    =======    =======
Total return(e) ................................       (36.26)%        (12.21)%     60.79%      19.91%     21.10%     23.02%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ....................................         2.78%           2.66%       2.68%       2.71%      2.68%      2.75%(h)
Net investment income ..........................         0.79%           0.20%       0.49%       0.45%      1.26%      0.48%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $78,893        $153,068    $199,551    $107,886    $45,738    $20,603
Portfolio turnover rate ........................         1.87%          10.37%      22.05%      12.96%      9.66%     30.82%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

(h) Ratio of expenses to average net assets, excluding payments by affiliate, was 2.91%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Templeton China World Fund

                                                   SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 2009  --------------------------------------------------------
ADVISOR CLASS                                        (UNAUDITED)       2008        2007        2006        2005        2004
-------------                                     -----------------  --------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $  35.03       $  41.55    $  25.93    $  21.78    $  18.03    $  14.90
                                                      --------       --------    --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) ....................          0.20           0.50        0.47        0.33        0.42        0.24
   Net realized and unrealized gains (losses) ..        (12.38)         (4.51)      15.52        4.18        3.56        3.27
                                                      --------       --------    --------    --------    --------    --------
Total from investment operations ...............        (12.18)         (4.01)      15.99        4.51        3.98        3.51
                                                      --------       --------    --------    --------    --------    --------
Less distributions from:
   Net investment income .......................         (0.43)         (0.54)      (0.37)      (0.36)      (0.23)      (0.41)
   Net realized gains ..........................         (3.01)         (1.97)         --          --          --          --
                                                      --------       --------    --------    --------    --------    --------
Total distributions ............................         (3.44)         (2.51)      (0.37)      (0.36)      (0.23)      (0.41)
                                                      --------       --------    --------    --------    --------    --------
Redemption fees(c) .............................            --             --(d)       --(d)       --(d)       --(d)     0.03
                                                      --------       --------    --------    --------    --------    --------
Net asset value, end of period .................      $  19.41       $  35.03    $  41.55    $  25.93    $  21.78    $  18.03
                                                      ========       ========    ========    ========    ========    ========
Total return(e) ................................        (35.97)%       (11.32)%     62.38%      21.08%      22.31%      24.21%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ....................................          1.79%          1.67%       1.69%       1.71%       1.73%       1.79%(h)
Net investment income ..........................          1.78%          1.19%       1.48%       1.45%       2.21%       1.44%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $165,157       $288,072    $375,738    $245,331    $190,844    $161,599
Portfolio turnover rate ........................          1.87%         10.37%      22.05%      12.96%       9.66%      30.82%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

(h) Ratio of expenses to average net assets, excluding payments by affiliate, was 1.95%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Templeton China World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2009 (UNAUDITED)

                                                                   COUNTRY      SHARES/UNITS       VALUE
                                                                -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 100.0%
    AIR FREIGHT & LOGISTICS 0.1%
    Sinotrans Ltd., H .......................................       China         3,586,000    $    536,387
                                                                                               ------------
    AUTO COMPONENTS 1.5%
    Cheng Shin Rubber Industry Co. Ltd. .....................      Taiwan         7,773,423       6,486,182
(a) Norstar Founders Group Ltd. .............................     Hong Kong      15,182,000              --
(b) Zhejiang Glass Co. Ltd., H ..............................       China         2,010,000         295,468
                                                                                               ------------
                                                                                                  6,781,650
                                                                                               ------------
    AUTOMOBILES 2.7%
(b) Chongqing Changan Automobile Co. Ltd., B ................       China         2,036,200         716,791
    Dongfeng Motor Corp., H .................................       China        26,316,000       9,772,871
    Great Wall Motor Co. Ltd., H ............................       China         2,496,500         772,596
    Jiangling Motors Corp. Ltd., B ..........................       China         1,536,545       1,000,568
                                                                                               ------------
                                                                                                 12,262,826
                                                                                               ------------
    BEVERAGES 0.1%
    Yantai Changyu Pioneer Wine Co. Ltd., B .................       China           141,700         518,917
                                                                                               ------------
    COMMERCIAL BANKS 8.2%
    Bank of China Ltd., H ...................................       China        43,374,000      12,136,655
(c) Bank of China Ltd., H, 144A .............................       China         8,165,000       2,284,682
    China Construction Bank Corp., H ........................       China        33,580,000      17,103,602
    Industrial and Commercial Bank of China Ltd., H .........       China        14,945,000       6,128,199
                                                                                               ------------
                                                                                                 37,653,138
                                                                                               ------------
    COMMUNICATIONS EQUIPMENT 0.7%
    ZTE Corp., H ............................................       China           991,443       3,291,962
                                                                                               ------------
    COMPUTERS & PERIPHERALS 3.1%
    Acer Inc. ...............................................      Taiwan           649,723         861,470
    Asustek Computer Inc. ...................................      Taiwan        10,770,786      10,295,265
    Lite-On IT Corp. ........................................      Taiwan         6,305,116       2,864,733
                                                                                               ------------
                                                                                                 14,021,468
                                                                                               ------------
    DISTRIBUTORS 1.9%
    China Resources Enterprise Ltd. .........................     Hong Kong       5,108,000       7,258,423
    Dah Chong Hong Holdings Ltd. ............................     Hong Kong      10,035,563       1,371,695
(c) Dah Chong Hong Holdings Ltd., 144A ......................     Hong Kong         502,000          68,615
                                                                                               ------------
                                                                                                  8,698,733
                                                                                               ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
    China Telecom Corp. Ltd., H .............................       China         2,717,833         928,706
    China Unicom (Hong Kong) Ltd. ...........................       China         2,572,168       2,331,656
                                                                                               ------------
                                                                                                  3,260,362
                                                                                               ------------
    ELECTRIC UTILITIES 4.5%
    Cheung Kong Infrastructure Holdings Ltd. ................     Hong Kong       5,358,532      20,417,996
                                                                                               ------------


                             16 | Semiannual Report

Templeton China World Fund

                                                                   COUNTRY      SHARES/UNITS       VALUE
                                                                -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    ELECTRICAL EQUIPMENT 0.1%
    Dongfang Electric Co. Ltd., H ...........................       China           198,200    $    362,912
                                                                                               ------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.7%
    Synnex Technology International Corp. ...................       Taiwan        9,264,070      10,641,966
    Wasion Group Holdings Ltd. ..............................     Hong Kong       2,172,000         548,941
(c) Wasion Group Holdings Ltd., 144A ........................     Hong Kong       3,884,000         981,624
                                                                                               ------------
                                                                                                 12,172,531
                                                                                               ------------
    ENERGY EQUIPMENT & SERVICES 0.0%(d)
    Anhui Tianda Oil Pipe Co. Ltd., H .......................       China         1,083,000         223,439
                                                                                               ------------
    FOOD & STAPLES RETAILING 11.2%
    Beijing Jingkelong Supermarket Chain Group Co. Ltd., H ..       China         1,570,000         457,528
    Dairy Farm International Holdings Ltd. ..................     Hong Kong      10,278,276      45,738,328
    President Chain Store Corp. .............................       Taiwan        2,560,088       5,384,269
                                                                                               ------------
                                                                                                 51,580,125
                                                                                               ------------
    FOOD PRODUCTS 1.6%
    China Foods Ltd. ........................................       China         8,970,000       3,122,957
    China Huiyuan Juice Group Ltd. ..........................       China           717,500         832,673
    People's Food Holdings Ltd. .............................       China         3,602,000       1,488,766
    Uni-President Enterprises Corp. .........................       Taiwan        1,154,925         861,367
    Xiwang Sugar Holdings Co. Ltd. ..........................     Hong Kong       8,826,000       1,138,082
                                                                                               ------------
                                                                                                  7,443,845
                                                                                               ------------
    HOTELS, RESTAURANTS & LEISURE 0.4%
    NagaCorp Ltd. ...........................................      Cambodia      16,609,000       1,627,672
                                                                                               ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 4.2%
    Datang International Power Generation Co. Ltd., H .......       China        22,334,640       9,446,319
    Guangdong Electric Power Development Co. Ltd., B ........       China        12,171,859       4,394,655
    Huadian Power International Corp. Ltd., H ...............       China         1,582,000         346,789
    Huaneng Power International Inc., H .....................       China         7,296,776       4,826,787
                                                                                               ------------
                                                                                                 19,014,550
                                                                                               ------------
    INDUSTRIAL CONGLOMERATES 2.7%
    Hutchison Whampoa Ltd. ..................................     Hong Kong         224,000       1,184,245
    Shanghai Industrial Holdings Ltd. .......................       China         4,822,253      11,068,271
                                                                                               ------------
                                                                                                 12,252,516
                                                                                               ------------
    INSURANCE 1.5%
    China Life Insurance Co. Ltd., H ........................       China         2,380,000       6,690,264
                                                                                               ------------
    IT SERVICES 0.2%
    Travelsky Technology Ltd., H ............................       China         2,047,000         802,419
                                                                                               ------------
    LEISURE EQUIPMENT & PRODUCTS 0.2%
    Yorkey Optical International Cayman Ltd. ................       China         7,845,000         890,195
                                                                                               ------------


                             Semiannual Report | 17

Templeton China World Fund

                                                                   COUNTRY      SHARES/UNITS       VALUE
                                                                -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    MACHINERY 1.5%
    China International Marine Containers (Group)
       Co. Ltd., B ..........................................       China         5,972,080    $  3,365,246
    Lonking Holdings Ltd. ...................................       China         2,633,000       1,276,581
    Shin Zu Shing Co. Ltd. ..................................       Taiwan          658,566       1,641,005
    Zhongde Waste Technology AG .............................      Germany           34,492         475,758
                                                                                               ------------
                                                                                                  6,758,590
                                                                                               ------------
    MARINE 0.1%
    Sinotrans Shipping Ltd. .................................     Hong Kong       1,795,000         398,110
                                                                                               ------------
    MEDIA 0.1%
    Next Media Ltd. .........................................     Hong Kong       3,778,000         418,958
                                                                                               ------------
    OFFICE ELECTRONICS 0.1%
    Kinpo Electronics Inc. ..................................       Taiwan        2,939,201         515,693
                                                                                               ------------
    OIL, GAS & CONSUMABLE FUELS 26.7%
    China Petroleum and Chemical Corp., H ...................       China        63,995,395      33,420,546
    China Shenhua Energy Co. Ltd., H ........................       China         8,801,000      17,476,825
    CNOOC Ltd. ..............................................       China        40,565,000      35,568,880
    PetroChina Co. Ltd., H ..................................       China        37,957,903      27,066,814
    Yanzhou Coal Mining Co. Ltd., H .........................       China        15,486,000       8,945,963
                                                                                               ------------
                                                                                                122,479,028
                                                                                               ------------
    PHARMACEUTICALS 0.3%
    Tong Ren Tang Technologies Co. Ltd., H ..................       China         1,349,000       1,203,727
                                                                                               ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 5.3%
    Cheung Kong (Holdings) Ltd. .............................     Hong Kong         667,690       5,497,251
    Hopewell Holdings Ltd. ..................................     Hong Kong       5,935,500      16,837,972
    Soho China Ltd. .........................................       China         6,184,000       1,929,722
(c) Soho China Ltd., 144A ...................................       China           712,000         222,180
                                                                                               ------------
                                                                                                 24,487,125
                                                                                               ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.6%
    MediaTek Inc. ...........................................       Taiwan          366,330       3,182,292
    Novatek Microelectronics Corp. Ltd. .....................       Taiwan          711,843         872,641
    Taiwan Semiconductor Manufacturing Co. Ltd. .............       Taiwan       16,761,526      21,529,664
                                                                                               ------------
                                                                                                 25,584,597
                                                                                               ------------
    SOFTWARE 0.1%
(b) Shanda Interactive Entertainment Ltd., ADR ..............       China            18,300         600,606
                                                                                               ------------
    SPECIALTY RETAIL 0.1%
(a) GOME Electrical Appliances Holdings Ltd. ................     Hong Kong       2,616,000         377,803
                                                                                               ------------
    TEXTILES, APPAREL & LUXURY GOODS 0.2%
    Victory City International Holdings Ltd. ................     Hong Kong       8,586,022         431,784
    Weiqiao Textile Co. Ltd., H .............................       China         2,146,500         567,407
                                                                                               ------------
                                                                                                    999,191
                                                                                               ------------


                             18 | Semiannual Report

Templeton China World Fund

                                                                   COUNTRY      SHARES/UNITS       VALUE
                                                                -------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    TRANSPORTATION INFRASTRUCTURE 1.1%
    Cosco Pacific Ltd. ......................................       China         5,759,449    $  4,233,169
(c) Rickmers Maritime, 144A (Trust Units) ...................     Singapore       4,523,000       1,007,740
                                                                                               ------------
                                                                                                  5,240,909
                                                                                               ------------
    WIRELESS TELECOMMUNICATION SERVICES 10.5%
    China Mobile Ltd. .......................................       China         5,267,770      46,189,740
    Taiwan Mobile Co. Ltd. ..................................       Taiwan        1,433,687       1,868,156
                                                                                               ------------
                                                                                                 48,057,896
                                                                                               ------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $442,234,760) ..................................                                   457,626,140
                                                                                               ------------
    SHORT TERM INVESTMENTS (COST $328,692) 0.1%
    MONEY MARKET FUNDS 0.1%
(e) Franklin Institutional Fiduciary Trust Money Market
       Portfolio, 0.25% .....................................   United States       328,692         328,692
                                                                                               ------------
    TOTAL INVESTMENTS (COST $442,563,452) 100.1% ............                                   457,954,832
    OTHER ASSETS, LESS LIABILITIES (0.1)% ...................                                      (263,474)
                                                                                               ------------
    NET ASSETS 100.0% .......................................                                  $457,691,358
                                                                                               ============

See Abbreviations on page 32.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2009, the aggregate value of these securities was $377,803, representing 0.08% of net assets.

(b)  Non-income producing for the twelve months ended February 28, 2009.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2009, the aggregate value of these securities was $4,564,841, representing 1.00% of net assets.

(d)  Rounds to less than 0.1% of net assets.

(e) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

Templeton China World Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2009 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ..............................   $442,234,760
      Cost - Sweep Money Fund (Note 7) .........................        328,692
                                                                   ------------
      Total cost of investments ................................   $442,563,452
                                                                   ============
      Value - Unaffiliated issuers .............................   $457,626,140
      Value - Sweep Money Fund (Note 7) ........................        328,692
                                                                   ------------
      Total value of investments ...............................    457,954,832
   Receivables:
      Investment securities sold ...............................      2,065,179
      Capital shares sold ......................................        452,541
      Dividends ................................................        100,738
                                                                   ------------
         Total assets ..........................................    460,573,290
                                                                   ------------
Liabilities:
   Payables:
      Capital shares redeemed ..................................      1,907,309
      Affiliates ...............................................        743,718
   Accrued expenses and other liabilities ......................        230,905
                                                                   ------------
            Total liabilities ..................................      2,881,932
                                                                   ------------
               Net assets, at value ............................   $457,691,358
                                                                   ============
Net assets consist of:
   Paid-in capital .............................................   $453,730,602
   Undistributed net investment income .........................      3,999,495
   Net unrealized appreciation (depreciation) ..................     15,381,387
   Accumulated net realized gain (loss) ........................    (15,420,126)
                                                                   ------------
               Net assets, at value ............................   $457,691,358
                                                                   ============

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Templeton China World Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 28, 2009 (unaudited)

CLASS A:
   Net assets, at value .........................................   $206,565,026
                                                                    ------------
   Shares outstanding ...........................................     10,676,374
                                                                    ------------
   Net asset value per share(a) .................................   $      19.35
                                                                    ------------
   Maximum offering price per share (net asset value per share /
      94.25%) ...................................................   $      20.53
                                                                    ------------
CLASS B:
   Net assets, at value .........................................   $  7,076,883
                                                                    ------------
   Shares outstanding ...........................................        366,646
                                                                    ------------
   Net asset value and maximum offering price per share(a) ......   $      19.30
                                                                    ------------
CLASS C:
   Net assets, at value .........................................   $ 78,892,827
                                                                    ------------
   Shares outstanding ...........................................      4,109,514
                                                                    ------------
   Net asset value and maximum offering price per share(a) ......   $      19.20
                                                                    ------------
ADVISOR CLASS:
   Net assets, at value .........................................   $165,156,622
                                                                    ------------
   Shares outstanding ...........................................      8,506,732
                                                                    ------------
   Net asset value and maximum offering price per share .........   $      19.41
                                                                    ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Templeton China World Fund

STATEMENT OF OPERATIONS
for the six months ended February 28, 2009 (unaudited)

Investment income:
   Dividends: (net of foreign taxes of $334,754)
      Unaffiliated issuers ....................................   $   9,717,459
      Sweep Money Fund (Note 7) ...............................          19,360
                                                                  -------------
            Total investment income ...........................       9,736,819
                                                                  -------------
Expenses:
      Management fees (Note 3a) ...............................       3,453,976
      Administrative fees (Note 3b) ...........................         546,710
      Distribution fees: (Note 3c)
         Class A ..............................................         348,569
         Class B ..............................................          42,899
         Class C ..............................................         466,654
   Transfer agent fees (Note 3e) ..............................         564,561
   Custodian fees (Note 4) ....................................         132,359
   Reports to shareholders ....................................          54,579
   Registration and filing fees ...............................          54,515
   Professional fees ..........................................          18,265
   Trustees' fees and expenses ................................          38,899
   Other ......................................................          14,747
                                                                  -------------
            Total expenses ....................................       5,736,733
            Expense reductions (Note 4) .......................            (790)
                                                                  -------------
               Net expenses ...................................       5,735,943
                                                                  -------------
                  Net investment income .......................       4,000,876
                                                                  -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .............................................     (26,299,003)
      Foreign currency transactions ...........................         (58,201)
                                                                  -------------
            Net realized gain (loss) ..........................     (26,357,204)
                                                                  -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .............................................    (278,613,207)
      Translation of other assets and liabilities denominated
         in foreign currencies ................................          31,548
                                                                  -------------
            Net change in unrealized appreciation
               (depreciation) .................................    (278,581,659)
                                                                  -------------
Net realized and unrealized gain (loss) .......................    (304,938,863)
                                                                  -------------
Net increase (decrease) in net assets resulting from
   operations .................................................   $(300,937,987)
                                                                  =============

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Templeton China World Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             SIX MONTHS ENDED
                                                                                            FEBRUARY 28, 2009     YEAR ENDED
                                                                                               (UNAUDITED)      AUGUST 31, 2008
                                                                                            -----------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .............................................................     $   4,000,876      $    9,123,812
      Net realized gain (loss) from investments and foreign currency
         transactions ...................................................................       (26,357,204)         84,965,526
      Net change in unrealized appreciation (depreciation) on investments and
         translation of other assets and liabilities denominated in foreign currencies ..      (278,581,659)       (211,484,623)
                                                                                              -------------      --------------
         Net increase (decrease) in net assets resulting from operations ................      (300,937,987)       (117,395,285)
                                                                                              -------------      --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ........................................................................        (2,936,050)         (5,528,150)
         Class B ........................................................................            (5,084)            (77,438)
         Class C ........................................................................           (93,009)           (901,600)
         Advisor Class ..................................................................        (3,405,294)         (4,761,563)
      Net realized gains:
         Class A ........................................................................       (29,140,638)        (26,369,910)
         Class B ........................................................................        (1,053,940)         (1,003,393)
         Class C ........................................................................       (11,319,238)        (10,117,868)
         Advisor Class ..................................................................       (23,542,784)        (17,467,990)
                                                                                              -------------      --------------
      Total distributions to shareholders ...............................................       (71,496,037)        (66,227,912)
                                                                                              -------------      --------------
      Capital share transactions: (Note 2)
         Class A ........................................................................       (34,490,019)        (12,556,689)
         Class B ........................................................................        (1,264,369)         (2,584,318)
         Class C ........................................................................        (9,825,132)        (11,409,956)
         Advisor Class ..................................................................         6,098,927         (34,873,776)
                                                                                              -------------      --------------
      Total capital share transactions ..................................................       (39,480,593)        (61,424,739)
                                                                                              -------------      --------------
      Redemption fees ...................................................................                --              33,483
                                                                                              -------------      --------------
            Net increase (decrease) in net assets .......................................      (411,914,617)       (245,014,453)
   Net assets:
      Beginning of period ...............................................................       869,605,975       1,114,620,428
                                                                                              -------------      --------------
      End of period .....................................................................     $ 457,691,358      $  869,605,975
                                                                                              =============      ==============
   Undistributed net investment income included in net assets:
      End of period .....................................................................     $   3,999,495      $    6,438,056
                                                                                              =============      ==============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Templeton China World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                             24 | Semiannual Report

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of February 28, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                             Semiannual Report | 25

Templeton China World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


                             26 | Semiannual Report

Templeton China World Fund

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                             SIX MONTHS ENDED               YEAR ENDED
                                            FEBRUARY 28, 2009             AUGUST 31, 2008
                                        -------------------------   --------------------------
                                          SHARES        AMOUNT        SHARES         AMOUNT
                                        ----------   ------------   ----------   -------------
CLASS A SHARES:
   Shares sold ....................        943,215   $ 21,671,172    4,757,830   $ 204,519,943
   Shares issued in reinvestment of
      distributions ...............      1,317,554     29,050,177      581,014      28,291,012
   Shares redeemed ................     (3,491,861)   (85,211,368)  (6,007,179)   (245,367,644)
                                        ----------   ------------   ----------   -------------
   Net increase (decrease) ........     (1,231,092)  $(34,490,019)    (668,335)  $ (12,556,689)
                                        ==========   ============   ==========   =============
CLASS B SHARES:
   Shares sold ....................         10,653   $    236,409       71,705   $   3,178,486
   Shares issued in reinvestment of
      distributions ...............         43,243        952,643       19,606         953,654
   Shares redeemed ................       (101,648)    (2,453,421)    (166,916)     (6,716,458)
                                        ----------   ------------   ----------   -------------
   Net increase (decrease) ........        (47,752)  $ (1,264,369)     (75,605)  $  (2,584,318)
                                        ==========   ============   ==========   =============
CLASS C SHARES:
   Shares sold ....................        387,359   $  8,850,660    1,245,382   $  53,856,505
   Shares issued in reinvestment of
      distributions ...............        415,262      9,098,382      181,329       8,773,549
   Shares redeemed ................     (1,157,445)   (27,774,174)  (1,854,594)    (74,040,010)
                                        ----------   ------------   ----------   -------------
   Net increase (decrease) ........       (354,824)  $ (9,825,132)    (427,883)  $ (11,409,956)
                                        ==========   ============   ==========   =============
ADVISOR CLASS SHARES:
   Shares sold ....................        846,103   $ 21,050,532      748,176   $  30,586,063
   Shares issued in reinvestment of
      distributions ...............        700,945     15,504,912      233,133      11,397,752
   Shares redeemed ................     (1,263,590)   (30,456,517)  (1,801,813)    (76,857,591)
                                        ----------   ------------   ----------   -------------
   Net increase (decrease) ........        283,458   $  6,098,927     (820,504)  $ (34,873,776)
                                        ==========   ============   ==========   =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Templeton Asset Management Ltd. (TAML)                          Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             Semiannual Report | 27

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   -------------------------------------------------
       1.250%         Up to and including $1 billion
       1.200%         Over $1 billion, up to and including $5 billion
       1.150%         Over $5 billion, up to and including $10 billion
       1.100%         Over $10 billion, up to and including $15 billion
       1.050%         Over $15 billion, up to and including $20 billion
       1.000%         In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act.

On December 1, 2008, the Fund's Board of Trustees approved a modification to the Class A distribution plan, for those funds that had a Class A compensation plan, changing the form of the plan from a compensation to a reimbursement distribution plan. Under the distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. This change was effective February 1, 2009. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. Prior to February 1, 2009, under the Fund's Class A compensation distribution plan, the Fund paid Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...........   0.35%
Class B ...........   1.00%
Class C ...........   1.00%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.


                             28 | Semiannual Report

Templeton China World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ............................................   $38,817
Contingent deferred sales charges retained ...................   $34,219

E. TRANSFER AGENT FEES

For the period ended February 28, 2009, the Fund paid transfer agent fees of $564,561, of which $360,194 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2008, the Fund deferred realized currency losses of $92,472.

At February 28, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $ 445,853,567
                                                 -------------
Unrealized appreciation ......................   $ 123,803,159
Unrealized depreciation ......................    (111,701,894)
                                                 -------------
Net unrealized appreciation (depreciation) ...   $  12,101,265
                                                 =============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.


                             Semiannual Report | 29

Templeton China World Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2009, aggregated $10,741,099 and $110,051,044, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities. At February 28, 2009, the Fund had 62.2%, 22.4%, and 14.7% of its net assets invested in China, Hong Kong, and Taiwan, respectively.

9. CREDIT FACILITY

Effective January 23, 2009, the Fund, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Fund incurred commitment fees of $127 of its pro rata portion of the Global Credit Facility, which is reflected in Other expenses on the Statement of Operations. During the period ended February 28, 2009, the Fund did not utilize the Global Credit Facility.


                             30 | Semiannual Report

Templeton China World Fund

10. FAIR VALUATION MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets carried at fair value:

                                                    LEVEL 1     LEVEL 2    LEVEL 3       TOTAL
                                                 ------------   -------   --------   ------------
ASSETS:
   Investments in Securities .................   $457,577,029     $ --    $377,803   $457,954,832

At February 28, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                INVESTMENTS
                                                               IN SECURITIES
                                                               -------------
Beginning Balance - September 1, 2008 ......................    $         --
   Net realized gain (loss) ................................              --
   Net change in unrealized appreciation (depreciation).....      (1,429,097)
   Net purchases (sales) ...............................                  --
   Transfers in and/or out of Level 3 ......................       1,806,900
                                                                ------------
Ending Balance .............................................    $    377,803
                                                                ============
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ......    $(1,429,097)
                                                                ============


                             Semiannual Report | 31

Templeton China World Fund

11. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt


                             32 | Semiannual Report

Templeton China World Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 33

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

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

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

LITERATURE REQUEST.

TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin Capital Growth Fund(1)
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund(3)
Franklin Small Cap Growth Fund(4)
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund (5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME (6)
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund (7)

LIMITED-/INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California (8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts (7)
Michigan (7)
Minnesota (7)
Missouri
New Jersey
New York (8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust (9)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to
     Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

(4.) Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to
     Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(9.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

                                               Not part of the semiannual report

12/08

(FRANKLIN TEMPLETON INVESTMENTS (R) LOGO)

One Franklin Parkway San
Mateo, CA 94403-1906

SIGN UP FOR EDELIVERY
Log onto franklintempleton.com and click "My Profile"

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON CHINA WORLD FUND

INVESTMENT MANAGER
Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors,
Inc. (800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

188 S2009 04/09


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.      N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/LAURA F. FERGERSON
  --------------------------------------
  Laura F. Fergerson
  Chief Executive Officer - Finance and
  Administration
Date:  April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  --------------------------------------
  Laura F. Fergerson
  Chief Executive Officer - Finance and
  Administration
Date:  April 27, 2009

By /s/MARK H. OTANI
  -------------------------------------
  Mark H. Otani
  Chief Financial Officer and
  Chief Accounting Officer
Date:  April 27, 2009